Finance income and finance costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs	9 Finance income and finance costs

	Note	2024 US$m	2023 US$m	2022 US$m
Finance income from loans to equity accounted units		24	4	3
Other finance income (including bank deposits, net investment in leases, and other financial assets)		490	532	176
Total finance income		514	536	179
Interest on:
–Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives		(1,126)	(1,209)	(713)
–Lease liabilities		(70)	(50)	(49)
Fair value movements:
–Bonds designated as hedged items in fair value hedges(a)		(9)	(190)	526
–Derivatives designated as hedging instruments in fair value hedges(a)		18	203	(515)
Amounts capitalised(b)	13	424	279	416
Total finance costs		(763)	(967)	(335)
(a)The main sources of ineffectiveness of the fair value hedges include changes in the timing of the cash flows of the hedging instrument compared to the underlying hedged item, and changes in the credit risk of parties to the hedging relationships.
(b)We capitalise interest based on the Group or relevant subsidiary’s cost of borrowing (refer to note 13) or at the rate of project-specific debt (where applicable).